Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Rent expense under operating lease agreements	$ 24,500	$ 22,400	$ 23,200
Percentage of royalty on net product sales range, minimum	0.45%
Percentage of royalty on net product sales range, maximum	20.00%
Accrued royalties	$ 6,714	7,801
Royalty expense related to agreements	16,800	35,900	$ 43,200
Total contingent obligation	18,500
Contingent cash payments to be made in 2018	11,500
Additional contingent cash payments to be made anytime after first 12 months	7,000
Fair value of contingent consideration	11,500
Commitment under employment contract agreements	$ 16,800
Standard product warranty term	1 year
Amounts held in escrow in connection with acquisitions	$ 2,500	$ 2,500
Litigation Settlement
Loss Contingencies [Line Items]
Legal settlement amount awarded	49,200
License rights recognized	3,900
Payment of legal settlement	44,800
Legal settlements accrued	4,400
General and administrative, restructuring, integration and other | Litigation Settlement
Loss Contingencies [Line Items]
Legal settlement expense	45,300
Accrued liabilities
Loss Contingencies [Line Items]
Future license payments	11,800
Other noncurrent liabilities
Loss Contingencies [Line Items]
Future license payments	$ 35,300